Schedule of Investments ─ IQ Hedge Macro Tracker ETF

January 31, 2022 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 8.1%

Gold Funds — 3.7%
Aberdeen Standard Physical Gold Shares ETF*(a)	593	$10,241
Graniteshares Gold Trust*	217	3,874
iShares Gold Trust*(a)	3,566	122,028
SPDR Gold MiniShares Trust*(a)	1,035	18,506

Total Gold Funds		154,649
Silver Funds — 1.6%
Aberdeen Standard Physical Silver Shares ETF*	222	4,813
iShares Silver Trust*	2,848	59,238

Total Silver Funds		64,051
U.S. Dollar Fund — 2.8%
Invesco DB U.S. Dollar Index Bullish Fund*	4,420	114,345
Total Exchange Traded Vehicles
(Cost $326,548)		333,045

Investment Companies — 91.8%

Broad Funds — 3.0%
FlexShares Global Upstream Natural Resources Index Fund(a)	2,183	90,201
SPDR S&P Global Natural Resources ETF	563	31,669

Total Broad Funds		121,870

Convertible Bond Funds — 9.5%
iShares Convertible Bond ETF(a)	955	79,007
SPDR Bloomberg Convertible Securities ETF(a)	4,056	311,582

Total Convertible Bond Funds		390,589

Emerging Bonds - Local Currency Funds — 5.4%
SPDR Bloomberg Emerging Markets Local Bond ETF	2,352	57,201
VanEck J. P. Morgan EM Local Currency Bond ETF	5,693	163,389

Total Emerging Bonds - Local Currency Funds		220,590

Emerging Equity Funds — 18.7%
iShares Core MSCI Emerging Markets ETF	4,704	280,264
iShares MSCI Emerging Markets Min Vol Factor ETF	3,035	189,536
Vanguard FTSE Emerging Markets ETF	6,044	300,206

Total Emerging Equity Funds		770,006

Emerging Small Cap Equity Fund — 2.7%
SPDR S&P Emerging Markets SmallCap ETF	1,910	109,901

Europe Equity Funds — 4.4%
iShares Core MSCI Europe ETF(a)	635	35,649
Vanguard FTSE Europe ETF	2,200	144,760

Total Europe Equity Funds		180,409

Floating Rate - Investment Grade Funds — 5.3%
iShares Floating Rate Bond ETF(a)	3,239	164,217
SPDR Bloomberg Investment Grade Floating Rate ETF	1,830	55,998

Total Floating Rate - Investment Grade Funds		220,215

High Yield Corporate Bond Funds — 2.1%
iShares iBoxx High Yield Corporate Bond ETF(a)	580	49,126
SPDR Bloomberg High Yield Bond ETF(a)	209	22,064
Xtrackers USD High Yield Corporate Bond ETF(a)	389	15,086

Total High Yield Corporate Bond Funds		86,276

Investment Grade Corporate Bond Funds — 7.5%
SPDR Portfolio Short Term Corporate Bond ETF(a)	1,626	49,935
Vanguard Short-Term Corporate Bond ETF	3,252	261,103

Total Investment Grade Corporate Bond Funds		311,038

Japan Equity Fund — 1.6%
iShares MSCI Japan ETF(a)	1,062	68,053

U.S. Large Cap Core Funds — 1.6%
Energy Select Sector SPDR Fund	806	53,131
Vanguard Energy ETF	127	11,580

Total U.S. Large Cap Core Funds		64,711

U.S. Large Cap Growth Funds — 1.3%
Schwab U.S. Large-Cap Growth ETF	51	7,605
Vanguard Growth ETF	131	38,080
Vanguard Mega Cap Growth ETF	26	6,193
Vanguard Russell 1000 Growth ETF	49	3,517

Total U.S. Large Cap Growth Funds		55,395

U.S. Long Term Treasury Bond Funds — 1.2%
iShares 20+ Year Treasury Bond ETF(a)	243	34,601
SPDR Portfolio Long Term Treasury ETF(a)	210	8,524
Vanguard Long-Term Treasury ETF	61	5,252

Total U.S. Long Term Treasury Bond Funds		48,377

U.S. Medium Term Treasury Bond Funds — 7.5%
iShares 3-7 Year Treasury Bond ETF(a)	1,081	137,103
Schwab Intermediate-Term U.S. Treasury ETF	847	46,789
Vanguard Intermediate-Term Treasury ETF	1,926	125,999

Total U.S. Medium Term Treasury Bond Funds		309,891

Schedule of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Investment Companies (continued)

U.S. Ultra Short Term Bond Funds — 20.0%
Invesco Treasury Collateral ETF	71	$7,495
IQ Ultra Short Duration ETF†	16,817	815,288

Total U.S. Ultra Short Term Bond Funds		822,783

Total Investment Companies
(Cost $3,630,142)		3,780,104

Short-Term Investments — 26.8%

Money Market Funds — 26.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	1,099,125	1,099,125
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	3,566	3,566
Total Short-Term Investments
(Cost $1,102,691)		1,102,691

Total Investments — 126.7%
(Cost $5,059,381)		5,215,840
Other Assets and Liabilities, Net — (26.7)%		(1,097,214)
Net Assets — 100.0%		$4,118,626

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,106,745; total market value of collateral held by the Fund was $1,119,586. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $20,461.
(b)	Reflects the 1-day yield at January 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2022 (unaudited)

Total Return Swap contracts outstanding at January 31, 2022:

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Aberdeen Standard Physical Gold Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$1,019	$–
Aberdeen Standard Physical Silver Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	477	–
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,274	–
Fidelity MSCI Real Estate Index ETF	Morgan Stanley	1-Day FEDEF - 40.23%	5/03/2022	Monthly	(1,530)	–
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	8,966	–
Graniteshares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	393	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	11,383	–
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	739	–
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	81,107	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.63%	7/05/2023	Monthly	3,417	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	13,698	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 2.48%	5/03/2022	Monthly	(5,800)	–
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,859	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	27,883	–
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,537	–
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 2.98%	5/03/2022	Monthly	(1,823)	–
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	16,325	–
iShares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	12,148	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(34,112)	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,913	–
iShares JP Morgan USD Emerging Markets Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(100,638)	–
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF - 2.58%	5/03/2022	Monthly	(43,069)	–
iShares MSCI Emerging Markets Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF + 0.35%	7/05/2023	Monthly	18,860	–
iShares MSCI Japan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,792	–
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,886	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,640	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 2.08%	7/05/2023	Monthly	746	–
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	30,958	–
SPDR Bloomberg Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,691	–
SPDR Bloomberg High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,217	–

Schedule of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2022 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$5,569	$–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(16,762)	–
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,842	–
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.35%	7/05/2023	Monthly	852	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,975	–
SPDR S&P China ETF	Morgan Stanley	1-Day FEDEF - 4.13%	5/03/2022	Monthly	(10,795)	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	10,933	–
SPDR S&P Global Natural Resources ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,150	–
VanEck J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	16,244	–
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	1-Day FEDEF - 4.48%	5/03/2022	Monthly	(16,367)	–
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,185	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	29,852	–
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	14,410	–
Vanguard Global ex-U.S. Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(98,214)	–
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.35%	7/05/2023	Monthly	3,779	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(41,702)	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	12,561	–
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 1.59%	7/05/2023	Monthly	517	–
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	715	–
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.15%	5/03/2022	Monthly	(32,722)	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 1.81%	7/05/2023	Monthly	359	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	25,934	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,512	–
						$–

At January 31, 2022 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)  Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(e)  Reflects the value at reset date of January 31, 2022.

Abbreviation

FEDEF — Federal Funds Effective Rate

Schedule of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Vehicles	$333,045	$–	$–	$333,045
Investment Companies	3,780,104	–	–	3,780,104
Short-Term Investments:
Money Market Funds	1,102,691	–	–	1,102,691
Total Investments in Securities	5,215,840	–	–	5,215,840
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$5,215,840	$–	$–	$5,215,840
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2022 is as follows:

Affiliated Holdings

	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2022	Value ($) at 01/31/2022
IQ Ultra Short Duration ETF	15,621	774,958	417,543	(353,227)	(5,159)	(18,827)	11,165	–	16,817	815,288